Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Effective income tax rate reconciliation
	2015 $	2014 $

Loss Before Taxes	(716,943)	(808,710)
Statutory rate	34%	34%

Computed expected tax recovery	(243,761)	(274,961)
Non-deductible expenses	119,469	123,694
Change in valuation allowance	124,292	151,267

Reported income taxes	—	—

Components of net deferred tax asset and valuation allowance
	2015 $	2014 $

Deferred tax asset
Cumulative net operating losses	3,352,372	3,228,080
Less valuation allowance	(3,352,372)	(3,228,080)

Net deferred tax asset	—	—

Schedule and expiration date of operating losses incurred
		Expiration
	Net	Date of
	Loss	Operating
Period Incurred	$	Losses

December 31, 2006	159,600	2026
December 31, 2007	2,310,000	2027
December 31, 2008	2,638,800	2028
December 31, 2009	1,665,000	2029
December 31, 2010	944,400	2030
December 31, 2011	631,600	2031
December 31, 2012	391,900	2032
December 31, 2013	252,000	2033
December 31, 2014	444,900	2034
December 31, 2015	365,600	2035
	9,803,800